CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows related to operating activities
Income from continuing operations	$ 618.0	$ 603.9	$ 539.1
Adjustments for:
Depreciation of property, plant and equipment	620.5	596.4	608.9
Amortization of intangible assets	143.4	116.7	105.5
Amortization of right-of-use assets	40.2	38.1	38.9
Loss on valuation and translation of financial instruments	1.3	0.8	0.9
Impairment of assets	8.5	18.8	14.9
Amortization of financing fees	8.0	7.9	6.8
Deferred income taxes	5.5	108.5	12.6
Other	(1.6)	(1.3)	(4.6)
Cash flows before non-cash balances	1,443.8	1,489.8	1,323.0
Net change in non-cash balances related to operating activities	51.4	(237.4)	135.8
Cash flows provided by continuing operating activities	1,495.2	1,252.4	1,458.8
Cash flows related to investing activities
Business acquisitions	(47.1)	(35.6)	(10.3)
Business disposals	0.2	260.7
Additions to property, plant and equipment	(446.2)	(501.3)	(549.2)
Additions to intangible assets	(205.9)	(496.9)	(197.4)
Proceeds from disposals of assets	4.4	4.2	9.4
Acquisition of tax deductions from the parent corporation	(10.0)	(14.9)	(13.9)
Loans to the parent corporation	701.1	(105.0)	(596.1)
Other	(16.7)	(30.3)	(11.3)
Cash flows used in continuing investing activities	(20.2)	(919.1)	(1,368.8)
Cash flows related to financing activities
Net change in bank indebtedness	(27.1)	4.5	24.3
Net change under revolving facilities	(116.1)	(595.6)	736.5
Net change in advance from the parent corporation	16.9
Issuance of long-term debt, net of financing fees		790.7
Repayment of long-term debt		(487.3)	(19.2)
Repayment of lease liabilities	(44.6)	(41.9)	(42.3)
Settlement of hedging contracts	(1.6)	90.0	(1.6)
Repurchase of Common Shares			(1,540.0)
Reduction of paid-up capital	(996.1)
Dividends	(190.0)	(100.0)	(100.0)
Dividends paid to non-controlling interests	(0.2)		(0.1)
Cash flows used in continuing financing activities	(1,358.8)	(339.6)	(942.4)
Cash flows provided by (used in) continuing operations	116.2	(6.3)	(852.4)
Cash flows provided by (used in) discontinued operations	7.1	(0.7)	8.5
Cash and cash equivalents at beginning of the year	14.0	21.0	864.9
Cash and cash equivalents at end of the year	137.3	14.0	21.0
Changes in non-cash balances related to operating items (excluding the effect of business acquisitions and disposals)
Accounts receivable	(45.9)	17.8	(17.7)
Contract assets	(25.7)	(16.7)	(21.3)
Inventories	(12.6)	(32.1)	(4.3)
Accounts payable, accrued charges and provisions	89.7	(16.4)	33.6
Income taxes	81.2	(134.0)	134.2
Deferred revenue	(29.7)	(12.9)	(5.7)
Defined benefit plans	19.3	(14.9)	13.0
Other	(24.9)	(28.2)	4.0
Net change in non-cash balances related to operating activities	51.4	(237.4)	135.8
Interest and taxes reflected as operating activities
Cash interest payments	307.4	302.0	300.2
Cash income tax payments (net of refunds)	$ 124.7	$ 238.9	$ 18.0